Other liabilities - Disclosure of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payables for buy-back agreements, current	€ 1,968	€ 3,027
Payables for buy-back agreements, non-current	4,931	4,736
Payables for buy-back agreements	6,899	7,763
Accrued expenses and deferred income, current	3,620	2,690
Accrued expenses and deferred income, non-current	149	117
Accrued expenses and deferred income	3,769	2,807
Indirect tax payables, current	1,563	1,625
Indirect tax payables, non-current	23	118
Indirect tax payables	1,586	1,743
Payables to personnel, current	2,700	2,736
Payables to personnel, non-current	6	13
Payables to personnel	2,706	2,749
Social security payables, current	633	647
Social security payables, non-current	14	19
Social security payables	647	666
Construction contract liabilities, current	111	54
Construction contract liabilities, non-current	0	0
Construction contract liabilities	111	54
Service contract liability, current	948	940
Service contract liability, non-current	2,255	2,188
Service contract liability	3,203	3,128
Derivative financial instruments on operating - liabilities	708	374
Derivative operating liabilities, non-current	224	132
Derivatives operating liability	932	506
Other, current	2,277	2,346
Other, non-current	527	373
Other	2,804	2,719
Total Other liabilities, current	14,528	14,439	[1]	€ 8,569
Total Other liabilities, non-current	8,129	7,696	[1]	€ 4,681
Total Other liabilities	€ 22,657	€ 22,135

[1]	Refer to Note 3, Scope of consolidation